INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives narrative (Details) - At amortized cost - Borrowing, of which other borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other payables	$ 88	$ 0
Deferred consideration	72	0
Foreign exchange gain	$ 12	$ 0